Long-Term Debt (Schedule of Long-Term Debt Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Senior Secured Note	Dec. 31, 2010 Senior Secured Note	Dec. 31, 2011 Senior Secured Note 6.500% Senior Secured Note Due 2020	Dec. 31, 2010 Senior Secured Note 6.500% Senior Secured Note Due 2020	Dec. 06, 2010 Senior Secured Note 6.500% Senior Secured Note Due 2020	Dec. 31, 2011 Senior Secured Note 6.000% Senior Secured Note Due 2021	Jun. 03, 2011 Senior Secured Note 6.000% Senior Secured Note Due 2021	Dec. 31, 2010 Senior Secured Note 6.000% Senior Secured Note Due 2021	Dec. 31, 2011 Term Loan And Capital Expenditure Facility	Dec. 31, 2010 Term Loan And Capital Expenditure Facility	Dec. 31, 2011 Capital Expenditure Facility	Dec. 31, 2010 Capital Expenditure Facility	Dec. 31, 2011 Term Loan	Dec. 31, 2010 Term Loan	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.690% Series Due 2011	Mar. 25, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.690% Series Due 2011	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.690% Series Due 2011	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.830% Series Due 2013	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.830% Series Due 2013	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.900% Series Due 2013	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.900% Series Due 2013	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.483% Series Due 2035	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.483% Series Due 2035	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.197% Series Due 2015	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.197% Series Due 2015	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.724% Series Due 2036	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.724% Series Due 2036	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.350% Series Due 2015	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.350% Series Due 2015	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.274% Series Due 2037	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.274% Series Due 2037	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.360% Series Due 2015	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.360% Series Due 2015	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.757% Series Due 2039	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.757% Series Due 2039	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.750% Series Due 2016	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.750% Series Due 2016	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.764% Series Due 2040	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.764% Series Due 2040	Jun. 29, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.764% Series Due 2040	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.740% Series Due 2018	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.740% Series Due 2018	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.795% Series Due 2040	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.795% Series Due 2040	Mar. 08, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.795% Series Due 2040	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 9.570% Series Due 2020	Nov. 22, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 9.570% Series Due 2020	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 9.570% Series Due 2020	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.434% Series Due 2041	Nov. 16, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.434% Series Due 2041	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.434% Series Due 2041	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.150% Series Due 2025	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.150% Series Due 2025	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.638% Series Due 2041	Mar. 25, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.638% Series Due 2041	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.638% Series Due 2041	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.200% Series Due 2025	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.200% Series Due 2025	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.700% Series Due 2051	Nov. 22, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.700% Series Due 2051	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.700% Series Due 2051	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.020% Series Due 2027	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.020% Series Due 2027	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.000% Series Due 2029	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.000% Series Due 2029	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Pollution Control Bonds 5.000% Series Due 2031		Dec. 31, 2010 PUGET SOUND ENERGY, INC. Pollution Control Bonds 5.000% Series Due 2031		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Pollution Control Bonds 5.100% Series Due 2031		Dec. 31, 2010 PUGET SOUND ENERGY, INC. Pollution Control Bonds 5.100% Series Due 2031		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Junior Subordinated Notes 6.974% Series Due 2067		Dec. 31, 2010 PUGET SOUND ENERGY, INC. Junior Subordinated Notes 6.974% Series Due 2067
Debt Instrument [Line Items]
Stated interest rate percent							6.50%		6.50%	6.00%	6.00%										7.69%	7.69%		6.83%		6.90%		5.483%		5.197%		6.724%		7.35%		6.274%		7.36%		5.757%		6.75%		5.764%		5.764%	6.74%		5.795%		5.795%	9.57%	9.57%		4.434%	4.434%		7.15%		5.638%	5.638%		7.20%		4.70%	4.70%		7.02%		7.00%		5.00%	[1]			5.10%	[1]			6.974%	[2]
Total long-term debt	$ 5,566,860						$ 450,000	$ 450,000	$ 450,000	$ 500,000	$ 500,000	$ 0			$ 545,000	$ 258,000	$ 298,000	$ 782,000	$ 3,773,860	$ 3,463,860	$ 0		$ 260,000	$ 3,000	$ 3,000	$ 10,000	$ 10,000	$ 250,000	$ 250,000	$ 150,000	$ 150,000	$ 250,000	$ 250,000	$ 10,000	$ 10,000	$ 300,000	$ 300,000	$ 2,000	$ 2,000	$ 350,000	$ 350,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 200,000	$ 200,000	$ 325,000	$ 325,000	$ 325,000	$ 0		$ 25,000	$ 250,000	$ 250,000	$ 0	$ 15,000	$ 15,000	$ 300,000	$ 300,000	$ 0	$ 2,000	$ 2,000	$ 45,000	$ 45,000	$ 0	$ 300,000	$ 300,000	$ 100,000	$ 100,000	$ 138,460	[1]	$ 138,460	[1]	$ 23,400	[1]	$ 23,400	[1]	$ 250,000	[2]	$ 250,000	[2]
Fair value adjustment of PSE long-term debt	(276,322)	[3]	(284,187)	[3]
Unamortized discount					(12)	(13)							(13,144)	(26,947)					(15)	0
Net long-term debt	$ 5,277,367		$ 4,642,713																$ 3,773,845	$ 3,463,860

[1]	Pollution Control Bonds
[2]	Junior Subordinated Notes
[3]	For additional information regarding fair value adjustments, see Note 3